GENERAL (Revenues from Major Customers) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue [Member]
Concentration Risk [Line Items]
Revenues from major customers, percentage	64.00%	71.00%	77.00%